Investments in and Advances to Unconsolidated Affiliates - Summarized Income Statement Information (Detail) - Unconsolidated Affiliates [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Equity Method Investments [Line Items]
Net revenues	$ 2,362,258	$ 2,299,698	$ 2,280,309
Operating expenses	(1,941,812)	(2,278,039)	(2,247,743)
Operating income	420,446	21,659	32,566
Interest expense	(142,396)	(164,055)	(328,740)
Non-operating expenses	(15,101)	(13,337)	(146,898)
Net income (loss)	$ 262,949	$ (155,733)	$ (443,072)